Insurance Proceeds (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017
Insurance Proceeds
Deductible period under business interruption insurance				14 days
Period of coverage under business interruption insurance				180 days
Loss of hire insurance payments recorded as a component of total revenues		$ 450			$ 450
Net vessel operating expense	$ 15,301	13,974		$ 29,757	27,221
Carmen Knutsen
Insurance Proceeds
Special survey drydocking period			5 years
Deductible period under business interruption insurance			14 days
Carmen Knutsen | Technical Default in Controllable Pitch Propeller
Insurance Proceeds
Loss of hire insurance payments recorded as a component of total revenues	$ 450	$ 450		450	450
Recoveries for repairs				2,250	2,250
Cost of repairs				150	150	$ 2,400
Net vessel operating expense				$ 300	$ 300